Financial Instruments - Risk Management - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted	[1]	$ 482,186	$ 429,736
Assets acquired in exchange of loans		221	312
Reverse repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted		409,000	359,000
Standard securities borrowing agreements [member]
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted		350,000	300,000
Collateral not sold or re-pledged		$ 67,000	60,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of residential mortgage portfolio insured		23.00%
Percentage of residential mortgage portfolio uninsured to average loan value		54.00%
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 130,000	127,000
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		67,000	64,000
Non retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 105,000	$ 93,000
Top of range [member] | Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio		80.00%

[1]	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.